Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Net income	$ 11,666	$ 11,110	$ 33,569	$ 35,640
Other comprehensive income, net of tax
Foreign currency translation adjustments			35	(19)
Total Comprehensive Income, net of tax	11,666	11,110	33,604	35,621
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ 11,666	$ 11,110	$ 33,604	$ 35,621